UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549

                                   Form 13F

                                FORM 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: March 31, 2012

       Check here if Amendment [ ]; Amendment Number:
        This Amendment (Check only one.):[ ] is a restatement.
                              		 [ ] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name: 	Copeland Capital Management, LLC
       Address: 161 Washington Street, Suite 1650
             	Eight Tower Bridge
         	Conshohocken, PA 19428


       Form 13F File Number: 028-14668

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name: 	Barbara A. Grosso
       Title:	Chief Compliance Officer
       Phone:	(484) 530-4300

       Signature, Place, and Date of Signing:

                Barbara A. Grosso        Conshohocken, PA     4/23/12
                 [Signature]              [City, State]       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


       List of Other Managers Reporting for this Manager:
       [If there are no entries in this list, omit this section.]

          Form 13F File Number Name

          28-
          [Repeat as necessary.]

                               FORM 13F SUMMARY PAGE


       Report Summary:

       Number of Other Included Managers:	  1

       Form 13F Information Table Entry Total:	  107

       Form 13F Information Table Value Total:	  388,986
                                                (thousands)


       List of Other Included Managers:


       Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   Form 13F File Number   Name

           1     28-14902               The Colony Group

          [Repeat as necessary.]



Name of                     Title of      CUSIP     Value       Shares/    Sh/ Put/ Invstmt      Other       Sole   Shared None
Issuer                      class                   (x$1000)    Prn Amt    Prn Call Dscretn      Managers
--------------------------- ------------- --------- --------    ---------- --- ---- -------      ----------- ------ ------ ------
---                         ---                                 ---                              -           --     --     --

A S M L HOLDING NV NEW F N  COM           N07059186         919      18334 SH       Sole                      18334
Y R
ABBOTT LABORATORIES         COM           002824100        8450     137873 SH       Sole                     116747         21126
ACCENTURE LTD               COM           G1151C101        8829     136884 SH       Sole                     119870         17014
ACE LTD                     COM           H0023R105        5558      75926 SH       Sole                      75926
ACTIVISION BLIZZARD,INC     COM           00507V109        1277      99640 SH       Sole                      99640
AIRGAS INC                  COM           009363102        8215      92337 SH       Sole                      78109         14228
ALBEMARLE                   COM           012653101        6987     109307 SH       Sole                      94973         14334
ALLIANCE HOLDINGS GP LP     COM           01861G100        2787      63999 SH       Sole                      45291         18708
ALLIANCE RES PARTNERS LP    COM           01877R108        4695      78121 SH       Sole                      75083          3038
ALTRIA GROUP                COM           02209S103         318      10309 SH       Sole                       9679           630
AMERISOURCEBERGEN CORP      COM           03073E105        6790     171198 SH       Sole                     146442         24756
ANADARKO PETE CORP          COM           032511107         626       7991 SH       Sole                       7991
APACHE CORP                 COM           037411105         670       6666 SH       Sole                       6666
APPLE INC                   COM           037833100        2709       4518 SH       Sole                       4501            17
AUTO DATA PROCESSING        COM           053015103         841      15246 SH       Sole                      11324          3922
BANK OF THE OZARKS          COM           063904106        1514      48443 SH       Sole                      48443
BGC PARTNERS INC            COM           05541T101        2365     319392 SH       Sole                     319392
BHP BILLITON ADR            COM           088606108        6479      89484 SH       Sole                      77008         12476
BLACKROCK INC               COM           09247X101        1539       7511 SH       Sole                       7511
BOEING CO                   COM           097023105        1505      20239 SH       Sole                      20239
C S X CORP                  COM           126408103        6910     321074 SH       Sole                     271651         49423
CANADIAN NATL RAILWAY       COM           136375102         762       9590 SH       Sole                       7053          2537
CARDINAL HEALTH INC         COM           14149Y108         984      22816 SH       Sole                        362         22454
CASEYS GENERAL STORES       COM           147528103        7510     135405 SH       Sole                     111639         23766
CBS CORPORATION             COM           124857202        1041      30705 SH       Sole                      30705
CHEVRON                     COM           166764100        7590      70796 SH       Sole                      59563         11233
CHURCH & DWIGHT             COM           171340102        6510     132349 SH       Sole                     115673         16676
COCA COLA                   COM           191216100         229       3098 SH       Sole                       2983           115
COLGATE-PALMOLIVE           COM           194162103        2863      29281 SH       Sole                      18058         11223
COMCAST CORP                COM           20030N200        5850     198238 SH       Sole                     198238
COMPASS MINERALS            COM           20451N101         981      13679 SH       Sole                      10609          3070
CONOCOPHILLIPS              COM           20825C104        8733     114889 SH       Sole                     100205         14684
CORPORATE EXECUTIVE BOARD   COM           21988R102         460      10706 SH       Sole                      10706
CO
CROSSTEX ENERGY INC         COM           22765Y104         300      21214 SH       Sole                      21214
CUMMINS                     COM           231021106        7812      65082 SH       Sole                      55773          9309
CVS CORP                    COM           126650100        6583     146948 SH       Sole                     125782         21166
DARDEN RESTAURANTS INC      COM           237194105        6919     135252 SH       Sole                     119623         15629
DIGITAL REALTY REIT         COM           253868103        6451      87208 SH       Sole                      83877          3331
ECOLAB INC                  COM           278865100        7638     123747 SH       Sole                     107816         15931
EL PASO CORPORATION         COM           28336L109         560      18951 SH       Sole                      18951
ENBRIDGE INC ORD            COM           29250N105        5589     143854 SH       Sole                     143854
ENTERPRISE PRD PRTNRS LP    COM           293792107        1057      20938 SH       Sole                      16229          4709
EXPRESS SCRIPTS HOLDING CO  COM           30219G108        2044      37722 SH       Sole                      37722
EXXON MOBIL                 COM           30231G102         894      10313 SH       Sole                       9513           800
FACTSET RESEARCH SYSTEMS    COM           303075105         805       8127 SH       Sole                       6136          1991
FAMILY DOLLAR               COM           307000109         306       4828 SH       Sole                       4828
FREEPORT MCMORAN COPPER     COM           35671D857        1214      31922 SH       Sole                      31922
GENERAL ELECTRIC            COM           369604103        1851      92240 SH       Sole                      92057           183
GENESIS ENERGY LP           COM           371927104        7014     228182 SH       Sole                     186136         42046
GENUINE PARTS CO            COM           372460105        1492      23773 SH       Sole                      23603           170
GRAINGER WW                 COM           384802104        7780      36218 SH       Sole                      29471          6747
HASBRO INC                  COM           418056107        1533      41755 SH       Sole                      41755
HEALTHCARE SERVICES GROUP   COM           421906108         234      11007 SH       Sole                      11007
HERBALIFE LTD               COM           G4412G101        7147     103852 SH       Sole                      85084         18768
HORMEL FOODS                COM           440452100         220       7439 SH       Sole                       5249          2190
INTEL                       COM           458140100        9126     324585 SH       Sole                     273598         50987
INTL BUSINESS MACHINES      COM           459200101        8376      40142 SH       Sole                      32497          7645
JOHNSON & JOHNSON           COM           478160104         469       7115 SH       Sole                       7115
KINDER MORGAN               COM           49456B101        1443      37327 SH       Sole                      37327
LOCKHEED MARTIN             COM           539830109        7616      84757 SH       Sole                      75836          8921
MASTERCARD INC - CLASS A    COM           57636Q104        1487       3537 SH       Sole                       3537
MCDONALDS                   COM           580135101        7763      79129 SH       Sole                      66086         13043
MEDCOHEALTH SOLUTIONS       COM           58405U102        1493      21241 SH       Sole                      21241
MICROSOFT                   COM           594918104        5829     180715 SH       Sole                     180525           190
NATIONAL CINEMEDIA INC      COM           635309107         277      18131 SH       Sole                      18131
NEWMARKET CORPORATION       COM           651587107        7615      40634 SH       Sole                      34307          6327
NIKE                        COM           654106103         743       6854 SH       Sole                       4689          2165
NORDSON CORP                COM           655663102        2229      40890 SH       Sole                      40890
NORFOLK SOUTHERN CORP       COM           655844108        1259      19132 SH       Sole                      19132
NOVARTIS ADR                COM           66987V109        6240     112607 SH       Sole                     109104          3503
NOVO-NORDISK ADR            COM           670100205        6573      47390 SH       Sole                      39435          7955
NU SKIN ENTERPRISES         COM           67018T105        5989     103423 SH       Sole                     103423
OCCIDENTAL PETROLEUM        COM           674599105        8584      90135 SH       Sole                      78341         11794
OMEGA HEALTHCARE INVESTORS  COM           681936100        4753     223542 SH       Sole                     223542
ONEOK                       COM           682680103        7948      97332 SH       Sole                      79303         18029
PARKER HANNIFIN CORP        COM           701094104        6505      76934 SH       Sole                      64016         12918
PEPSICO                     COM           713448108         229       3453 SH       Sole                       3338           115
PHILIP MORRIS INTL          COM           718172109        8743      98665 SH       Sole                      79273         19392
POLARIS INDUSTRIES          COM           731068102        7133      98867 SH       Sole                      85176         13691
PRAXAIR                     COM           74005P104        2590      22596 SH       Sole                      20382          2214
QUALCOMM INCORPORATED       COM           747525103        9695     142455 SH       Sole                     120175         22280
ROSS STORES                 COM           778296103        8091     139267 SH       Sole                     135677          3590
SEADRILL LTD                COM           G7945E105        1082      28849 SH       Sole                      28849
STRYKER                     COM           863667101        5807     104667 SH       Sole                     104667
SUNCOR ENERGY INC           COM           867224107         893      27305 SH       Sole                        532         26773
SUNOCO LOGISTICS PTNR LP    COM           86764L108        6140     162390 SH       Sole                     141623         20767
T J X COS INC               COM           872540109        1097      27637 SH       Sole                        608         27029
T ROWE PRICE GROUP          COM           74144T108        6345      97173 SH       Sole                      93792          3381
TARGA RESOURCES PARTNERS LP COM           87611X105        5441     131211 SH       Sole                     131211
TEVA PHARM INDS LTD ADR     COM           881624209         982      21785 SH       Sole                        421         21364
TIME WARNER INC NEW         COM           887317303        1052      27878 SH       Sole                      27878
UNITED PARCEL SERVICE B     COM           911312106        1650      20446 SH       Sole                      20351            95
CLASS
UNITED TECHNOLOGIES         COM           913017109         870      10493 SH       Sole                       7833          2660
UNITEDHEALTH GROUP INC      COM           91324P102        2108      35770 SH       Sole                      35770
VALSPAR CORPORATION         COM           920355104        1665      34473 SH       Sole                      34473
VISA-CLASS A SHARES         COM           92826C839         881       7462 SH       Sole                        191          7271
WALT DISNEY CO.             COM           254687106        1518      34662 SH       Sole                      34662
WESTWOOD HOLDINGS GROUP     COM           961765104         490      12641 SH       Sole                      11786           855
WILLIAMS COS                COM           969457100        7565     245525 SH       Sole                     211568         33957
WISCONSIN ENERGY            COM           976657106        2296      65271 SH       Sole                      41804         23467
WYNN RESORTS LTD            COM           983134107         797       6384 SH       Sole                       6384
KAYNE ANDERSON MLP INVT     MUTCLS        486606106         209       6725 SH       Sole                       6725
TORTOISE EGY INFRASTRUCT    MUTCLS        89147L100         367       8905 SH       Sole                       6815          2090
S&P 500 ETF                 ETF           78462F103         211       1500 SH       Sole                       1500
COPELAND RISK MGD DIVIDEND                21724W209        1779     161905 SH       Sole                       8915        152990
GRO
INDUSTRIAL ENTERPRISES OF                 456132208           0      14745 SH       Sole                                    14745
AM
SAVOY ENERGY CORP                         80534P200           0      25000 SH       Sole                                    25000
